Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Components of Loss Before Income Tax Benefit

The components of loss before income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2015	2016
Domestic	$(47,428)	$(83,714)
Foreign	(3,281)	(4,457)

	$(50,709)	$(88,171)

Components of the Income Tax Benefit

The components of the income tax benefit consist of the following (in thousands):

	Year Ended December 31,
	2015	2016
Current:
Federal	$—	$—
State	80	61
Foreign	136	165

	216	226
Deferred:
Federal	(15,488)	(26,386)
State	(2,948)	(4,165)
Foreign	(529)	(848)

	(18,965)	(31,399)
Change in valuation allowance	18,695	30,908

	$(54)	$(265)

Schedule of Income Tax Benefit Differs From the Federal Statutory Rate

The income tax benefit differs from the federal statutory rate due to the following:

	Year Ended December 31,
	2015	2016
Statutory rate	34.0%	34.0%
State taxes, net of federal benefit	5.7	5.4
Foreign rate differential	(0.9)	(0.8)
Valuation allowance	(36.9)	(35.1)
Other	(1.8)	(3.2)

	0.1%	0.3%

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) consist of the following (in thousands):

	December 31,
	2015	2016
Intangible assets	$1,048	$8,534
Property and equipment	19	28
Stock-based compensation	8,464	9,437
Net operating loss carryforwards	21,266	43,807
Other	1,341	1,840

Gross deferred income tax assets	32,138	63,646
Less valuation allowance	(31,400)	(62,308)

Net deferred income tax assets	738	1,338

Intangible assets	(1,281)	(1,296)
Property and equipment	(154)	(248)

Gross deferred income tax liabilities	(1,435)	(1,544)

Net deferred income tax liabilities	$(697)	$(206)